Commitments and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2021
Commitments And Contingencies Disclosure [Abstract]
Schedule of Minimum Annual Rental Payments, under Non-Cancelable Lease Agreements
a.

Companies of the Group have leased offices, warehouse space and equipment under operating leases for periods through 2026. The minimum annual rental payments, under non-cancelable lease agreements, are as follows:

March 31, 2021
3/31/2022	$1,279
3/31/2023	792
3/31/2024	494
3/31/2025	315
3/31/2026	136
$3,016